UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21469

                         MEZZACAPPA LONG/SHORT FUND, LLC
               (Exact name of registrant as specified in charter)

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                          630 Fifth Avenue, Suite 2600
                               New York, NY 10111
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-DIAL-SEI

                     DATE OF FISCAL YEAR END: MARCH 31, 2007

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


MEZZACAPPA LONG/SHORT
FUND, LLC

QUARTERLY REPORT (UNAUDITED)
DECEMBER 31, 2006

MEZZACAPPA LONG/SHORT FUND, LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2006
------------------------------------------------------------------------------------------------------------------------------------

Investment Objective as a Percentage of Total Investments in Portfolio Funds

[Pie Graph Omitted]
Percentages are as follows:

Long/Short Equity  57.9%
Event Driven       21.6%
Macro              20.5%


                                                                                                       % OF
                                                                                                      MEMBERS'
PORTFOLIO FUNDS                                                     COST               VALUE          CAPITAL*         LIQUIDITY**
------------------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY:
Atticus European LP                                              $8,750,000         $12,520,676        5.58%          Quarterly
Delta Offshore, Ltd.                                              9,250,000           9,811,446        4.37%          Monthly
ECF Value Fund International, Ltd.                                6,116,992           8,271,412        3.68%          Quarterly
Eminence Fund, Ltd.                                              10,552,098          15,789,511        7.03%          Semi-Annually
FBR Small Cap Fund                                                   94,825             216,676        0.10%          Daily
FPA Crescent Fund, Inc.                                             481,029             460,399        0.21%          Daily
Front Street Energy and Power
          Performance Offshore Fund, Inc.                         3,900,000           5,706,397        2.54%          Monthly
Global Undervalued Securites Fund, Ltd.                           8,000,000           8,639,204        3.85%          Quarterly
Harbor International Fund                                         7,925,118           9,238,400        4.11%          Daily
Prism Offshore Fund, Ltd.                                        10,000,000          11,737,989        5.23%          Monthly
Seminole Offshore Fund, Ltd.                                      6,166,469           8,389,804        3.74%          Quarterly
SR Global Fund L.P.                                               5,500,000           6,640,467        2.96%          Monthly
SR Phoenicia L.P.                                                 5,500,000           6,898,113        3.07%          Quarterly
Third Avenue International Value Fund                             7,814,883           8,201,805        3.65%          Daily
Viking Global Equities III, Ltd.                                 11,267,732          16,039,600        7.14%          Annually
                                                              -----------------------------------------------
          TOTAL LONG/SHORT EQUITY                               101,319,146         128,561,899       57.26%
                                                              -----------------------------------------------






MEZZACAPPA LONG/SHORT FUND, LLC
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
DECEMBER 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       % OF
                                                                                                      MEMBERS'
PORTFOLIO FUNDS (CONTINUED)                                         COST               VALUE          CAPITAL*         LIQUIDITY**
------------------------------------------------------------------------------------------------------------------------------------

MACRO:
Blenheim Global Markets Fund, Ltd.                               $4,839,714          $5,844,216        2.60%          Monthly
Clarium Capital Fund, Ltd.                                        5,000,000           4,375,900        1.95%          Quarterly
Drawbridge Global Macro Fund LP                                   5,000,000           5,260,037        2.34%          Quarterly
Forum Global Opportunities Fund, LP                               2,325,375           2,391,278        1.07%          Quarterly
NWI Explorer Global Macro Fund, L.P.                              7,500,000           7,820,490        3.48%          Quarterly
Wexford Offshore Catalyst Fund, Ltd.                              9,200,000          13,073,067        5.82%          Quarterly
Wexford Offshore Spectrum Fund, Ltd.                              5,000,000           6,781,465        3.02%          Quarterly
                                                              -----------------------------------------------
          TOTAL MACRO                                            38,865,089          45,546,453       20.28%
                                                              -----------------------------------------------

EVENT DRIVEN:
Bay Harbor Partners, Ltd                                          7,500,000           8,516,163        3.80%          Quarterly
Contrarian Fund I Offshore Limited                               11,000,000          14,556,232        6.48%          Annually
Spinnaker Global Emerging Markets Fund, Ltd.                      4,500,000           6,705,341        2.99%          Annually
Spinnaker Global Opportunity Fund, Ltd.                           6,000,000           8,493,255        3.78%          Quarterly
Spinnaker Global Strategic Fund, Ltd.                             2,000,000           2,083,400        0.93%          Triennially
Wexford Offshore Distressed Debt and
          Special Opportunities Fund Limited                      6,000,000           7,495,628        3.34%          Quarterly
                                                              ------------------------------------------------
            TOTAL EVENT DRIVEN                                   37,000,000          47,850,019       21.32%
                                                              ------------------------------------------------
            TOTAL PORTFOLIO FUNDS                              $177,184,235        $221,958,371       98.86%
                                                              ================================================


*Percentages are based on Members' Capital as of December 31, 2006. Members'
 Capital as of December 31, 2006 was $224,507,530.

**Available frequency of redemptions after any applicable lock-up period, which range from zero to three years.

The aggregate cost of investments for tax purposes was $177,184,235. Net unrealized appreciation on investments for tax purposes was $44,774,136 consisting of $45,418,866 of gross unrealized appreciation and $(644,730) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 98.86% of Members' Capital, have been valued in accordance with procedures established by the Board of Managers.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                         Mezzacappa Long/Short Fund, LLC


By (Signature and Title)*            /s/ Damon Mezzacappa
                                     -------------------------------
                                     Damon Mezzacappa
                                     Chief Executive Officer
Date: February 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*            /s/ Damon Mezzacappa
                                     -------------------------------
                                     Damon Mezzacappa
                                     Chief Executive Officer
Date: February 20, 2007


By (Signature and Title)*            /s/ Christopher S. Nagle
                                     -------------------------------
                                     Christopher S. Nagle
                                     Chief Financial Officer
Date: February 20, 2007


* Print the name and title of each signing officer under his or her signature.